                                                                               .
                                                                               .
                                                                               .

 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JULY 14,
                                      2010


FUND (PROSPECTUS AND SAI EFFECTIVE DATE)                 SAI MATERIAL NUMBER  PROSPECTUS MATERIAL NUMBER
RiverSource Variable Portfolio -- Strategic Income
Fund (April 14, 2010)                                        S-6546-20 A              S-6546-99 A


The following changes are hereby made to the Fund's prospectus:

The portfolio managers named under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE                           MANAGED FUND SINCE
-----------------         -----                           ------------------
Colin J. Lundgren,
  CFA                     Senior Portfolio Manager        May 2010
Brian Lavin, CFA          Portfolio Manager               May 2010
Gene R. Tannuzzo,
  CFA                     Portfolio Manager               May 2010


The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

-   Managed the Fund since May 2010.

-   Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

-   Began investment career in 1989.

-   BA, Lake Forest College.

Brian Lavin, CFA, Portfolio Manager

-   Managed the Fund since May 2010.

-   Sector Manager on the high yield fixed income sector team.

-   Joined the investment manager in 1994 as a high yield analyst.

-   Began investment career in 1986.

-   MBA, University of Wisconsin - Milwaukee.

Gene R. Tannuzzo, CFA, Portfolio Manager

-   Managed the Fund since May 2010.

-   Sector manager, multi-sector fixed income.

- Joined the investment manager in 2003 as an associate analyst in municipal bond research. He became a portfolio manager in 2009.

-   Began investment career in 2003.

-   BSB, University of Minnesota, Carlson School of Management.

The rest of the section remains the same.

--------------------------------------------------------------------------------
S-6546-2 A (7/10)

  The following changes are hereby made to Table 5. Portfolio Managers in the Fund's SAI:


                                                   OTHER ACCOUNTS MANAGED
---------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                APPROXIMATE TOTAL    ACCOUNTS AND   OWNERSHIP    POTENTIAL
                                           NUMBER AND TYPE         NET ASSETS          AGGREGATE     OF FUND     CONFLICTS
       FUND          PORTFOLIO MANAGER      OF ACCOUNT(a)     (excluding the fund)     ASSETS(b)    SHARES(c)   OF INTEREST
                                         ---------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Strategic Income  Colin Lundgren         17 RICs             $1.55 billion              None
                                          16 other accounts   $270.34 million
---------------------------------------------------------------------------------------------------------------------------
                   Brian Lavin(d)         2 RICs              $2.92 billion              None
                                          1 PIV               $9.56 million                            None          (8)
                                          4 other account     $1.78 million
---------------------------------------------------------------------------------------------------------------------------
                   Gene Tannuzzo          1RIC                $283.41 million            None
                                          2 other accounts    $0.04 million
---------------------------------------------------------------------------------------------------------------------------
-------------------------------
                   STRUCTURE OF
       FUND        COMPENSATION
-------------------------------
 Strategic Income
-------------------------------
                        (H)
-------------------------------
-------------------------------



  (a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
  (b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
  (c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.
  (d)  Portfolio manager reporting is provided as of April 30, 2010.

S-6546-2 A (7/10)